Subsequent Events - Additional Information (Detail) - USD ($)						1 Months Ended								2 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 03, 2016	Nov. 01, 2016	Oct. 02, 2016	Dec. 30, 2015	Oct. 08, 2014	Oct. 31, 2016	Sep. 16, 2016	Jul. 31, 2016	Jun. 30, 2016	Mar. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Feb. 28, 2015	Nov. 17, 2016	Feb. 29, 2016	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 02, 2016	Apr. 07, 2016	Apr. 04, 2016	Mar. 01, 2016
Subsequent Event [Line Items]
Warrants exercised																			508,641
Proceeds from exercise of warrants																	$ 1,449,850	$ 3,166,394	$ 3,161,220	$ 31,600
Warrants yet to deliver																68,911,099	68,911,099			5,447,940
Warrants Exercisable																			13,219,597	5,447,940
Common Stock, Capital Shares Reserved for Future Issuance																			120,000,000
Shares issued, IPO													2,724,000
Common Stock Issued In Exchange Of Warrants																1	1
Preferred Stock, Shares Authorized																5,000,000	5,000,000		5,000,000	5,000,000
Preferred Stock, Shares Issued																74,380	74,380		88,347	0
Preferred Stock, Shares Outstanding																74,380	74,380		88,347	0
Preferred Stock, Par or Stated Value Per Share																$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock Warrant Exercise Price																45,600
2015 Notes | Scenario, Forecast [Member] | Exchange Agreement [Member]
Subsequent Event [Line Items]
Number of consecutive trading days to identify lowest daily prices														5 days
2015 Notes | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, number shares to be issued upon conversion				15
2016 Notes | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible debt, conversion price																$ 561	$ 561
Debt instrument, number shares to be issued upon conversion								1,563									133,848
2015 Notes
Subsequent Event [Line Items]
Debt instrument, number shares to be issued upon conversion																7,065
Principal amount of notes converted																$ 27,574,033
2015 Notes | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants Exercisable																8	8
Convertible debt, conversion price																$ 561.00	$ 561.00
Debt instrument, number shares to be issued upon conversion																	25,158
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued, IPO																			0	0
Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued, IPO																			2,724,000	0
IPO | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued, IPO					1
Conversion of Stock, Shares Issued					22
Alternate Conversion Price Equal To [Member] | 2015 Notes | Scenario, Forecast [Member] | Exchange Agreement [Member]
Subsequent Event [Line Items]
Lowest Daily Weighted Average Price Percentage														0.00%
Series E Warrants [Member]
Subsequent Event [Line Items]
Warrants yet to deliver																						58,800,000
Warrants Exercisable											70				70
Closing price of common stock																98,160.00	$ 98,160.00
Common Stock Issued In Exchange Of Warrants																						28
Share Price																$ 98,160.00	$ 98,160.00
Series E Warrants [Member] | IPO
Subsequent Event [Line Items]
Number of shares included in preferred unit											1,260,000				1,260,000
Series H Warrant
Subsequent Event [Line Items]
Conversion of stock, shares converted							80										24,000
Warrants yet to deliver																56,250,000	56,250,000
Common Stock Warrant Exercise Price																	$ 49,920.00
Series H Warrant | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants Exercisable																2,344	2,344
Series H Warrant | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted							1
Common Stock Warrant Exercise Price																$ 0
Subordination Warrants | Common Stock [Member]
Subsequent Event [Line Items]
Warrants Exercisable																			2
Series B Warrant [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted							168,000										50,400,000		50,400,000
Warrants yet to deliver																1,074,082	1,074,082		1,074,082
Warrants Exercisable																			1,074,082
Common Stock Warrant Exercise Price									$ 5,000,000							$ 84,100,000	$ 84,100,000		$ 441,000,000
Series B Warrant [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted							1
Subsequent Event
Subsequent Event [Line Items]
Cashless exercise of warrants															77
Conversion of stock, shares converted										2,100
Consulting services for settlement of disputes											$ 80,000
Consulting fee incurred											800,000				$ 800,000
Consulting fee, paid											$ 200,000
Shares issued, IPO											39,200,000
Proceeds from Issuance of Initial Public Offering, gross											$ 6,300,000
Proceeds from Issuance of Initial Public Offering											$ 5,600,000
Preferred Stock, Voting Rights	The holders of Series F Preferred Stock shall have the right to vote with holders of shares of our common stock, voting together as one class on all matters, with each Preferred Share entitling the holder thereof to cast that number of votes per share as is equal to the aggregate number of shares of our common stock on an as converted basis, provided, that no holder (together with such holder’s attribution parties) shall be permitted to have a number of votes in excess of such aggregate number of votes granted to the holders of 9.99% of the shares our common stock then outstanding (including any votes with respect to any shares of our common stock and preferred stock beneficially owned by the holder or such holder’s attribution parties).
Subsequent Event | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Closing price of common stock	$ 0.02
Preferred Stock, Par or Stated Value Per Share	0.001
Share Price	0.02
Preferred Stock Stated Value Per Share	$ 1,000
Preferred Stock, Dividend Rate, Percentage	10.00%
Percentage Of Votes Granted To Preferred Stock Holders On Common Stock Outstanding	9.99%
Subsequent Event | Amended Exchange Agreement [Member]
Subsequent Event [Line Items]
Release Of Restricted Cash	$ 3,600,000
Subsequent Event | Amended Exchange Agreement [Member] | Conversion of Shares One [Member] | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted	1,152
Subsequent Event | Amended Exchange Agreement [Member] | Conversion of Shares Two [Member] | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted	946
Subsequent Event | Securities Purchase Agreement [Member] | Amended Exchange Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	349,667
Subsequent Event | 2015 Notes
Subsequent Event [Line Items]
Debt instrument, number shares to be issued upon conversion						308,489
Principal amount of notes converted						$ 5,714,805
Exchange Agreements Commencement Date			Oct. 02, 2016
Exchange Date			Nov. 18, 2016
Subsequent Event | 2015 Notes | Exchange Agreement [Member]
Subsequent Event [Line Items]
Number of consecutive trading days to identify lowest daily prices			5 days
Proceeds from Notes Payable		$ 3,600,000	$ 3,500,000
Subsequent Event | 2015 Notes | Minimum [Member]
Subsequent Event [Line Items]
Convertible debt, conversion price						$ 6.00
Subsequent Event | 2015 Notes | Maximum [Member]
Subsequent Event [Line Items]
Convertible debt, conversion price						$ 84.00
Subsequent Event | 2016 Notes
Subsequent Event [Line Items]
Closing price of common stock	$ 300.00
Share Price	$ 300.00
Subsequent Event | 2015 Notes | Amended Exchange Agreement [Member] | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Debt instrument, number shares to be issued upon conversion	8,436
Principal amount of notes converted	$ 8,400,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Subsequent Event | Common Stock [Member] | Amended Exchange Agreement [Member] | Conversion of Shares One [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued	192,000
Subsequent Event | Common Stock [Member] | Amended Exchange Agreement [Member] | Conversion of Shares Two [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued	157,667
Subsequent Event | Common Stock [Member] | Exchange Agreement [Member]
Subsequent Event [Line Items]
Closing price of common stock	$ 6.00
Share Price	$ 6.00
Conversion of Stock, Shares Issued	349,667
Subsequent Event | Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted	2,098
Subsequent Event | IPO
Subsequent Event [Line Items]
Closing price of common stock											$ 0.25				$ 0.25
Share Price											$ 0.25				$ 0.25
Subsequent Event | Purchased Options [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted															121,450
Subsequent Event | Monthly Payment
Subsequent Event [Line Items]
Consulting fee incurred											$ 50,000				$ 50,000
Subsequent Event | Exchange Price Equal To [Member] | 2015 Notes | Exchange Agreement [Member]
Subsequent Event [Line Items]
Lowest Daily Weighted Average Price Percentage			85.00%
Subsequent Event | Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Warrants exercised												138,158			5,001,687
Proceeds from exercise of warrants												$ 304,017
Warrants yet to deliver																								50,418
Warrants Exercisable																								1
Subsequent Event | Series E Convertible Preferred Stock
Subsequent Event [Line Items]
Conversion of stock, shares converted															13,967
Preferred Stock, Shares Authorized		2,860,200																			74,380
Preferred Stock, Shares Issued																					74,380
Preferred Stock, Shares Outstanding																					74,380
Preferred Stock Authorized Shares Eliminated																					2,785,820
Subsequent Event | Series D Convertible Preferred Stock
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance											85,000,000				85,000,000
Subsequent Event | Series E Warrants [Member]
Subsequent Event [Line Items]
Common Stock Issued In Exchange Of Warrants																							27
Subsequent Event | Series H Warrant
Subsequent Event [Line Items]
Common Stock Warrant Exercise Price	$ 6.00
Subsequent Event | Subordination Warrants
Subsequent Event [Line Items]
Common Stock Warrant Exercise Price	6.00
Subsequent Event | Series B Warrant [Member]
Subsequent Event [Line Items]
Common Stock Warrant Exercise Price	$ 27.6